(Loss) Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
(Loss) earnings for the period basic and diluted EPS	$ (14,044)	$ 11,898
Weighted average shares outstanding, Basic EPS	68,456,434	39,409,369
Effect of dilutive securities, Share options		172,570
Effect of dilutive securities, Warrants		275,304
Weighted average shares outstanding, Diluted EPS	68,456,434	39,857,243
Basic EPS	$ (0.21)	$ 0.30
Diluted EPS	$ (0.21)	$ 0.30